ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Balance, beginning of the year	¥ 9,159,321		¥ 7,611,244	¥ 5,969,648
Provision for doubtful accounts	5,288,403	$ 812,813	1,548,077	1,641,596
Balance, end of the year	¥ 14,447,724		¥ 9,159,321	¥ 7,611,244